Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Directors and key management compensation
Short-term employee benefits	€ 24	€ 27	€ 25
Share-based payments	9	7	12
Total	€ 33	€ 34	€ 37